Subsequent Events (Details Narrative) (Altruis Benefit Consultants, Inc.)	12 Months Ended
Dec. 31, 2018 USD ($)
Altruis Benefit Consultants Inc [Member] | Subsequent Event [Member]
Business acquistion purchase price	$ 7,200,000